Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll and welfare payable	$ 34,076	$ 31,504
Other current liabilities	151,563	205,899
Accrued expenses and other current liabilities	$ 185,639	$ 237,403